Other-Financial Assets : Changes in the allowance for doubtful accounts of Loans and receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts [Abstract]
Beginning balance	₩ 15,094	₩ 4,952	₩ 8,948
Bad debt expense	5,173	10,142	22
Other	0	0	(4,018)
Ending balance	₩ 20,267	₩ 15,094	₩ 4,952